Net finance costs - Finance costs (Details) - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		R 9,743	R 6,613	R 5,903
Amortisation of loan costs		135	725	462
Notional interest		945	857	962
Total finance costs		10,823	8,195	7,327
Amounts capitalised to assets under construction		(3,520)	(6,942)	(3,568)
Finance costs per income statement		7,303	1,253	3,759
Total finance costs before amortisation of loan costs and notional interest		9,743	6,613	5,903
Add: modification (loss)/gain		(1,193)	109
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(1,412)	(1,025)	(878)
Less: interest reversed/(accrued) on tax payable		16	525	(228)
Finance costs per the statement of cash flows	[1]	7,154	6,222	4,797
Debt and interest rate swap
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		8,226	6,088	4,166
Total finance costs before amortisation of loan costs and notional interest		8,226	6,088	4,166
Secured and unsecured debt
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		8,090	6,044	3,880
Total finance costs before amortisation of loan costs and notional interest		8,090	6,044	3,880
Interest rate swap
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		136	44	286
Total finance costs before amortisation of loan costs and notional interest		136	44	286
Preference shares
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest			116	963
Total finance costs before amortisation of loan costs and notional interest			116	963
Lease liabilities
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		1,465	871	483
Total finance costs before amortisation of loan costs and notional interest		1,465	871	483
Other
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		52	(462)	291
Total finance costs before amortisation of loan costs and notional interest		R 52	R (462)	R 291

[1]	Included in finance costs paid is amounts capitalised to assets under construction. Refer note 8.